Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized and unrealized investment gains (losses)		$ 454,319	$ 886,670	$ (389,632)
Trading securities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		15,930	250,883	(201,950)
Change in net unrealized investment gains (losses)		444,508	638,764	(181,560)
Net realized and unrealized investment gains (losses)		454,319	886,670	(389,632)
Trading securities | Fixed maturities and short term investments
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		24,828	243,508	(224,887)
Change in net unrealized investment gains (losses)		219,946	190,343	(150,926)
Trading securities | Equities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		21,538	6,545	14,601
Change in net unrealized investment gains (losses)		167,456	403,011	2,791
Trading securities | Other invested assets
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		(30,436)	830	7,136
Change in net unrealized investment gains (losses)		58,452	44,441	(25,607)
Trading securities | Funds Held - Directly Managed
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	[1]	0	0	1,200
Change in net unrealized investment gains (losses)	[1]	0	0	(6,484)
Trading securities | Other realized and unrealized investments gains (losses)
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Change in net unrealized investment gains (losses)		(1,346)	969	(1,334)
Almacantar | Real Estate Investment
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Impairment loss on investments in real estate		$ (6,119)	$ (2,977)	$ (6,122)

[1]	The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.